Equity Capital Structure, 2021 Third Registered Direct Equity Offering (Details)				12 Months Ended			21 Months Ended
	Oct. 06, 2023 USD ($) $ / shares shares	Apr. 07, 2021 USD ($) $ / shares	Apr. 05, 2021 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 shares	Mar. 07, 2023 $ / shares	Jul. 15, 2020 $ / shares	Jul. 12, 2020 shares
Equity Capital Structure [Abstract]
Repurchase of warrants | $				$ 941,626	$ 0	$ 0
Deemed dividend on warrants repurchase | $	$ 400,000			$ 444,885	$ 0	$ 0
April 7 Warrants [Member]
Equity Capital Structure [Abstract]
Number of securities called by warrants (in shares)			19,230,770
Term of warrant				5 years
Warrant exercise price (in dollars per share) | $ / shares	$ 5.53	$ 6.5						$ 5.53
Warrants exercised (in shares)							0
Warrants outstanding (in shares)	10,330,770				19,230,770		19,230,770
Repurchase of warrants (in shares)	8,900,000
Repurchase of warrants (in dollars per share) | $ / shares	$ 0.105
Repurchase of warrants | $	$ 900,000
Number of securities called by each warrant (in shares)	1
Measurement input - Volatility	1
Private Placement Warrants [Member]
Equity Capital Structure [Abstract]
Number of securities called by warrants (in shares)										5,775,000
Term of warrant				5 years
Warrant exercise price (in dollars per share) | $ / shares	$ 2.23							$ 2.53	$ 3.5
Warrants exercised (in shares)					0
Warrants outstanding (in shares)				0	67,864		67,864
Repurchase of warrants (in shares)	67,864
Repurchase of warrants (in dollars per share) | $ / shares	$ 0.105
Repurchase of warrants | $	$ 7,126
Measurement input - Volatility	1
2021 Third Registered Direct Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares)			19,230,770
Gross proceeds from issuance of common stock and warrants | $		$ 125,000,000
Net proceeds from issuance of common stock and warrants | $		$ 116,300,000